Cover	12 Months Ended
Feb. 03, 2026
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	DAVE & BUSTER’S ENTERTAINMENT, INC.
Entity Central Index Key	0001525769